Subsequent Events (Details) - USD ($)		6 Months Ended
	Aug. 22, 2022	Jun. 30, 2022	Sep. 27, 2022	Sep. 26, 2022
Subsequent Events
Cessation period		90 days
Subsequent event
Subsequent Events
Amount of contract with ICE			$ 7,176,364	$ 3,920,764
Cessation period	60 days